Warrant Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrant Liability
Warrant Liability

3. Warrant Liability

In October 2022, the Company completed a public equity offering, which included the issuance of 54,174 warrants. Upon the occurrence of certain transactions (“Fundamental Transactions,” as defined in the warrant agent agreement), the warrants provide for a value determined using a Black Scholes model with inputs calculated as described in the warrant agreement which includes a 100% floor on the volatility input to be utilized. The Company has determined that this provision introduces leverage to the holders of the warrants that could result in a value that would be greater than the settlement amount of a fixed-for-fixed option on the Company’s own equity shares. Accordingly, pursuant to ASC 815, the Company has classified the fair value of the warrants as a liability to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The warrant liability was valued at the following dates using a Black-Scholes model with the following assumptions:

	September 30, 2023	December 31, 2022
Warrant liability:
Risk-free interest rate	4.74%	4.26%
Expected volatility	134.17%	112.58%
Expected life (in years)	4.03	4.78
Expected dividend yield	-	-

Fair Value of warrant liability	$80,514	$1,659,468

The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. We determine expected volatility based upon the historical volatility of our common stock since listing on The Nasdaq Capital Market. We do not believe that the future volatility of our common stock over an option’s expected term is likely to differ significantly from the past. The expected term of the warrants granted are determined based on the duration of time the warrants are expected to be outstanding. The dividend yield on the Company’s warrants is assumed to be zero as the Company has not historically paid dividends.

3. Warrant Liability

In October 2022, the Company completed a public equity offering (see Note 5), which included the issuance of 54,174 warrants. The warrants provide for a Black Scholes value calculation in the event of certain transactions (“Fundamental Transactions,” as defined), which includes a floor on volatility utilized in the value calculation at 100% or greater. The Company has determined that this provision introduces leverage to the holders of the warrants that could result in a value that would be greater than the settlement amount of a fixed-for-fixed option on the Company’s own equity shares. Accordingly, pursuant to ASC 815, the Company has classified the fair value of the warrants as a liability to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The warrant liability was valued at the following dates using a Black-Scholes model with the following assumptions:

	December 31, 2022	October 12, 2022 (date issued)
Warrant liability:
Risk-free interest rate	4.26%	4.12%
Expected volatility	112.58%	112.73%
Expected life (in years)	4.78	5.0
Expected dividend yield	-	-

Fair Value:
Warrant liability	$1,659,468	$5,161,574

The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatility was determined based on the historical volatility data of similar companies, considering the industry, products and market capitalization of such other entities. The expected term of the warrants granted are determined based on the duration of time the warrants are expected to be outstanding. The dividend yield on the Company’s warrants is assumed to be zero as the Company has not historically paid dividends.